Income Taxes (Tables)	12 Months Ended
Aug. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of reconciliations of the income tax expense
	For the years ended August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Income/(loss) before income tax expense and share of net (loss)/income from equity investees	(193,933)	(109,914)	(417,307)	(60,575)
PRC statutory tax rate	25%	25%	25%	25%
Income tax/(benefit) at statutory tax rate	(48,483)	(27,479)	(104,327)	(15,144)
Non-deductible expenses	-	-	-	-
International tax rate difference	48,483	27,479	90,562	13,146
Preferential tax rate	-	-	-	-
Effect of income tax exemptions	-	-	-	-
Equity pick-up	-	-	-	-
Additional tax deduction for qualified research and development expenses	-	-	-	-
Change in valuation allowance	-	-	13,765	1,998
Expired loss	-	-	-	-
Interest and penalty	-	-	-	-
Outside basis difference	-	-	-	-
Effect of changes in tax rates on deferred taxes	-	-	-	-
	-	-	-	-

Schedule of composition of deferred tax assets and liabilities
As of
August 31, 2022
Deferred tax assets
Tax losses carried forward and other	13,765
13,765
Valuation allowance	(13,765)
Total deferred tax assets	-